Summary of Significant Accounting Policies - Schedule of Identifiable Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Brand Names
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets amortization years	10 years
Business Cooperation Agreement | Minimum
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets amortization years	1 year
Business Cooperation Agreement | Maximum
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets amortization years	6 years
Technology/platform
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets amortization years	5 years
NCC
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets amortization years	5 years